Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Accounts and Transactions with Related Parties

	2021	2020
Account receivable -
Banco General, S.A.	$1,589	$1,231
Panama Air Cargo Terminal	217	186
Petróleos Delta, S.A.	26	12

	$1,832	$1,429

Account payable -
Petróleos Delta, S.A.	$7,677	$2,476
Assa Compañía de Seguros, S.A.	196	358
Desarrollos Inmobiliarios del Este, S.A.	37	51
Panama Air Cargo Terminal	11	40
Galindo, Arias & López	17	36
Motta Internacional, S.A.	7	—
Millicom Tigo Panamá, S.A.	3	9

	$7,948	$2,970

Summary of Related Party Transactions
Transactions with related parties for the year ended December 31 are as follows:

		Amount of transaction	Amount of transaction	Amount of transaction
Related party	Transaction	2021	2020	2019

Petróleos Delta, S.A.	Purchase of jet fuel	$190,628	$102,702	$376,765
ASSA Compañía de Seguros, S.A.	Insurance	9,713	7,147	11,215
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,384	3,301	4,017
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	2,565	2,839	5,145
Panama Air Cargo Terminal	Handling	3,193	2,037	3,522
Motta International	Purchase	108	550	1,854
Millicom Tigo Panamá, S.A.	Communications	568	703	1,396
Galindo, Arias & López	Legal services	170	236	309
GBM International, Inc.	Technological support	102	146	240
Global Brands, S.A.	Purchase	31	31	108
Televisora Nacional, S.A.	Communications	—	13	—
Banco General, S.A.	Interest income	$(1,546)	$(2,657)	$(4,181)

Summary of Key Management Personnel Compensation
Key management personnel compensation is as follows:

	2021	2020	2019
Short-term employee benefits	$2,748	$3,177	$4,969
Post-employment pension	53	61	95
Share-based payments	1,083	2,362	3,246

	$3,884	$5,600	$8,310